Restatement of Interim Financial Statements (Details Narrative)	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Prior period adjustments, description	Due to a misapplication of the accounting treatment related to its ordinary shares subject to redemption, non-redeemable ordinary shares and additional paid-in capital for maintaining minimum net tangible assets of at least $5 million following any ordinary share redemption, the Company’s previously issued interim condensed financial statements for the period ended March 31, 2021 should no longer be relied upon. As such, the Company is restating its unaudited interim condensed financial statements as of and for three months ended March 31, 2021 included in this Form 10-Q/A.